Stock Options - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended		1 Months Ended			12 Months Ended			12 Months Ended		1 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2011 Minimum	Sep. 30, 2011 Maximum	Sep. 30, 2011 Axo Gen Plan	Dec. 31, 2012 Axo Gen Plan	Dec. 31, 2011 Axo Gen Plan	Sep. 27, 2011 Axo Gen Plan	Dec. 31, 2012 Axo Gen Plan Minimum	Dec. 31, 2012 Axo Gen Plan Maximum	Sep. 27, 2011 Employees	Sep. 27, 2011 Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares			18,144,658							2,750,000
Issuance of shares under AxoGen Plan							2,300,000
Shares vested percentage													12.50%	25.00%
Vested period, Description							Every six months over a four-year period
Vesting Period			1 year
Options issued to consultants vest over the service period					3 years	10 years
Options term range											P7Y	P10Y
Stock-based compensation expense	$ 259,912	$ 157,860	$ 495,077	$ 250,044
Average fair value of options granted								$ 2.99	$ 0.42
Intrinsic value of options exercised								173,000	190,000
Intrinsic value of options outstanding				1,126,000				288,000
Intrinsic value of options exercisable				391,000				0
Common stock ratio			0.03727336					0.03727336
Incremental cost								19,769	38,521
Total future stock compensation expense related to nonvested awards	$ 1,437,000		$ 1,405,000
Weighted average period			3 years 15 days
Stock options granted	153,000		267,576	1,141,952